Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting
Segment Reporting
27	Segment Reporting

Information reported to the Chief Operating Decision Maker (CODM) for the purposes of resource allocation and assessment of segment performance is focused on revenue, “profit (loss) before finance result and tax”, assets and liabilities segregated by the nature of the services provided to the Business’ customers. Thus, reportable segments are: (i) Content & EdTech Platform; and (ii) Digital Platform,

The Content & EdTech platform derives its results from core and complementary educational content solutions through digital and printed content, including textbooks, learning systems and other complementary educational services,

The Digital Platform aims to unify the entire school administrative ecosystem, enabling private schools to aggregate multiple learning strategies and help them to focus on education, through the Business’ physical and digital e-commerce platform (Livro Fácil) and other digital services. The operations related to this segment initiated with the acquisition of Livro Fácil,

Due to the nature of the Business’ e-commerce platform, the Content & EdTech Platform segment sells its printed and digital content to the Digital Platform segment. These transactions are priced on an arm’s length basis and are to be settled in cash. However, the eliminations made in preparing the combined carve-out financial statements are included in the measure of the segment’s profit or loss that is used by the CODM, and therefore the amounts presented herein are net of such intrasegment transactions.

The following table presents the Business’ revenue, its reconciliation to “profit (loss) before finance result and tax”, assets and liabilities by reportable segment. No other information is used by the CODM when assessing segment performance:

	December 31, 2020
	Content & EdTech Platform	Digital Services Platform	Total

Net revenue from sales and services	908,406	89,222	997,628
Cost of goods sold and services	(301,882)	(76,121)	(378,003)

Operating income (expenses)
General and administrative expenses	(382,740)	(19,329)	(402,069)
Commercial expenses	(152,659)	(12,510)	(165,169)
Other operating income, net	-	-	-
Impairment losses on trade receivables	(25,015)	-	(25,015)
Profit before finance result and taxes	46,110	(18,738)	27,372

Assets	6,848,198	130,072	6,978,270
Current and non-current liabilities	2,141,107	51,847	2,192,953

	December 31, 2019
	Content & EdTech Platform	Digital Services Platform	Total

Net revenue from sales and services	882,259	107,424	989,683
Cost of goods sold and services	(359,730)	(87,319)	(447,049)

Operating income (expenses)
General and administrative expenses	(260,338)	(16,089)	(276,427)
Commercial expenses	(181,681)	(2,911)	(184,592)
Other operating net income	5,136	-	5,136
Impairment losses on trade receivables	(4,297)	-	(4,297)
(Loss) Profit before financial income and taxes	81,349	1,105	82,454

Assets	6,055,892	111,902	6,167,794
Current and non-current liabilities	2,955,764	111,947	3,067,711

	From October 11 to December 31, 2018
	Content & EdTech Platform	Digital Services Platform	Total

Net revenue from sales and services	236,479	9,882	246,361
Cost of goods sold and services	(64,701)	(5,202)	(69,903)

Operating income (expenses)
General and administrative expenses	(83,963)	(935)	(84,898)
Commercial expenses	(49,346)	(1,805)	(51,151)
Other operating income, net	2,868	-	2,868
Impairment losses on trade receivables	(2,283)	-	(2,283)
Profit before finance result and taxes	39,054	1,940	40,994

Assets	6,092,753	46,938	6,139,691
Current and non-current liabilities	2,834,102	37,088	2,871,190

The accounting policies of the reportable segments are the same as the Company’s accounting policies described in Note 4.2. The Segments’ profit represents the profit earned by each segment without finance results and income tax expense. This is the measure reported to the CODM for the purpose of resource allocation and assessment of segment performance.

The Company operates in Brazil, with no revenue from foreign customers. Additionally, no single customer contributed ten per cent or more to the Company and Segments revenue in the year ended December 31, 2020.